General	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL
NOTE 1: -	GENERAL

a.	Company description:

Alpha Tau Medical Ltd. (“the Company”) is an Israeli clinical-stage oncology therapeutics company that focuses on research, development and commercialization of Alpha DaRT (Diffusing Alpha-emitters Radiation Therapy) for the treatment of solid cancer. The Company was established in November 2015 and began its operations in January 2016, and shortly thereafter acquired the full rights to the Alpha DaRT technology from Althera Medical Ltd., (“Althera”), developed in 2003 at Tel Aviv University.

In August 2017 the Company established a fully owned subsidiary in the United States - “Alpha Tau Medical Inc.” (“ATM Inc.”). ATM Inc. began its activity in August 2018.

In January 2018 the Company established a subsidiary in Japan “Alpha Tau Medical KK” (hereafter: ATM KK). ATM KK began its activity in January 2018. Since July 2019, the Company holds 100% of ATM KK.

In July 2019, the Company established a fully owned subsidiary in Canada “Alpha Tau Medical Canada Inc.” (“ATM Canada Inc.”). ATM Canada Inc. began its activity in March 2020.

b.	Merger with Healthcare Capital Corp:

On July 7, 2021, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Healthcare Capital Corp., a Delaware corporation (“HCCC”), and Archery Merger Sub Inc., a Delaware corporation and wholly-owned subsidiary of the Company (“Merger Sub”). As part of the completion of business combination on March 7, 2022 (the “Closing Date”), the Merger Sub was merged with and into HCCC (the “Merger”), with HCCC surviving the merger as a wholly owned subsidiary of the Company. In July 2022, HCCC was dissolved.

Each of HCCC’s outstanding warrants to purchase one share of HCCC common stock, including both the HCCC warrants issued to public shareholders in HCCC’s initial public offering (the “Public Warrants”) and the HCCC warrants issued in a private placement to HCCC’s sponsors in HCCC’s initial public offering (the “Private Warrants”) (together, the “Warrants liability”), were converted into the right to receive an equal number of warrants to purchase one Ordinary Share of the Company. A total of 15,891,984 warrants to purchase one Ordinary Share were issued to holders of HCCC warrants.

On July 7, 2021, the Company entered into Subscription Agreements, together with a number of subsequent agreements since with certain investors (the “PIPE Investors”) pursuant to which, among other things, the PIPE Investors agreed to purchase on the Closing Date the Company’s ordinary shares at a price equal to $10.00 per share on the terms and subject to the conditions set forth in the Subscription Agreements (the “PIPE Financing”). In connection with the closing of the Business Combination, the Company consummated the sale of 9,251,006 ordinary shares for gross proceeds of $92,510 pursuant to the PIPE Financing.

Total gross proceeds resulted from the Merger transaction were approximately $104,052 out of which total transaction costs amounted to approximately $5,713. The transaction costs related to the Warrants liability in the amount of $817 were recognized as expenses in the Company’s consolidated statements of operations. The residual amount was recognized as additional paid in capital.

On July 6, 2021, the Company’s board of directors approved a 1: 0.905292 stock split which was effected on March 7, 2022. As a result, all Ordinary shares, Convertible Preferred shares, options for Ordinary Shares, warrants to Ordinary shares and Preferred shares, exercise price and net loss per share amounts were adjusted accordingly.

c.	The Company’s activities since inception have consisted of performing research and development activities. Successful completion of the Company’s development programs and, ultimately, the attainment of profitable operations are dependent on future events, including, among other things, its ability to secure financing; obtain further marketing approvals from regulatory authorities; access potential markets; and build a sustainable customer base; attract, retain and motivate qualified personnel; and develop strategic alliances. The Company’s operations are funded by its shareholders and research and development grants and the Company intends to seek further private or public financing as well as make applications for further research and development grants for continuing its operations. Although management believes that the Company will be able to successfully fund its operations, there can be no assurance that the Company will be able to do so or that the Company will ever operate profitably.

The Company expects to continue to incur substantial losses over the next several years during its clinical development phase. To fully execute its business plan, the Company will need to complete registrational clinical studies and certain development activities as well as manufacture the required clinical and commercial products in its manufacturing plants. Further, the Company will seek further regulatory approvals prior to commercialization and the Company will need to establish sales, marketing and logistic infrastructures. These activities may span many years and require substantial expenditures to complete and may ultimately be unsuccessful. Any delays in completing these activities could adversely impact the Company.

As of December 31, 2022, the Company had cash, cash equivalents, short-term deposits and restricted cash of $105,380. During the year ended December 31, 2022, the Company incurred a net loss of $33,762 and had negative cash flows from operating activities of $23,879. In addition, the Company had an accumulated deficit of $86,602 on December 31, 2022. The Company believes that its existing capital resources will be adequate to satisfy its expected liquidity requirements for at least two years.